INVESTMENTS, Balance of Investments, by Maturity Groupings (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
At Fair Value through Profit or Loss [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	S/ 5,919,199	S/ 6,454,097
At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	34,360,511	43,333,808
Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	8,094,109	4,857,581
Up to 3 Months [Member] | At Fair Value through Profit or Loss [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	1,172,834	1,973,038
Up to 3 Months [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	8,117,458	14,564,360
Up to 3 Months [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	78,311	11,518
From 3 Months to 1 Year [Member] | At Fair Value through Profit or Loss [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	209,172	94,554
From 3 Months to 1 Year [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	3,683,466	2,606,845
From 3 Months to 1 Year [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	296,699	42,397
From 1 to 3 Years [Member] | At Fair Value through Profit or Loss [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	746,115	462,168
From 1 to 3 Years [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	4,804,229	4,272,547
From 1 to 3 Years [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	1,641,340	163,120
From 3 to 5 Years [Member] | At Fair Value through Profit or Loss [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	136,444	486,310
From 3 to 5 Years [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	4,111,276	3,770,438
From 3 to 5 Years [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	459,363	631,740
More than 5 Years [Member] | At Fair Value through Profit or Loss [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	1,020,840	1,290,057
More than 5 Years [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	13,266,254	17,617,068
More than 5 Years [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	5,618,396	4,008,806
Without Maturity [Member] | At Fair Value through Profit or Loss [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	2,633,794	2,147,970
Without Maturity [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	377,828	502,550
Without Maturity [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	S/ 0	S/ 0